UNITED STATES SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2017

Item #1. Reports to Stockholders.

INDEX	Toreador International Fund Toreador Core Fund Toreador Explorer Fund Toreador Select Fund

Toreador
Research & Trading

For the six months ended October 31, 2017 (unaudited)

Semiannual Report

TOREADOR FUNDS

Toreador Core Fund

Toreador International Fund

Toreador Explorer Fund

Toreador Select Fund

TOREADOR CORE FUND
Portfolio Holdings by Sector
As of October 31, 2017 (unaudited)

TOREADOR CORE FUND
Schedule of Investments
As of October 31, 2017 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 95.18%
CONSUMER DISCRETIONARY – 10.28%
AMC Networks Inc. – Class A*	19,597	$997,095
Aramark	29,398	1,284,399
BorgWarner, Inc.	28,043	1,478,427
Delphi Automotive PLC	13,256	1,317,381
Kohl’s Corp.	29,189	1,218,933
Lowe’s Companies, Inc.	13,053	1,043,587
Macy’s Inc.	53,606	1,005,649
Marriott International, Inc. – Class A	11,334	1,354,186
Omnicom Group Inc.	18,105	1,216,475
O’Reilly Automotive, Inc.*	6,761	1,426,233
PulteGroup Inc.	53,380	1,613,677
The Michaels Cos. Inc. *	53,740	1,043,631
Toll Brothers, Inc.	36,500	1,680,460
		16,680,133
CONSUMER STAPLES – 6.20%
Blue Buffalo Pet Products, Inc.*	49,825	1,441,437
Bunge LTD	14,831	1,020,076
Constellation Brands	7,776	1,703,644
CVS Health Corp.	14,641	1,003,348
Mondelez International Inc.	25,077	1,038,940
Spectrum Brands Holdings, Inc.	12,633	1,388,619
Walgreens Boots Alliance, Inc.	14,196	940,769
Walmart	17,457	1,524,171
		10,061,004
ENERGY – 4.24%
Diamond Offshore Drilling, Inc.*	67,283	1,134,679
Newfield Exploration Co.*	42,039	1,294,381
ONEOK, Inc.	24,861	1,349,206
PBF Energy Inc.	49,500	1,434,015
Southwestern Energy Company*	139,239	772,776
Transocean, Ltd.*	84,726	889,623
		6,874,680
FINANCIALS – 12.12%
Aflac, Inc.	17,588	1,475,457
The Allstate Corp.	14,273	1,339,664
American Express Company	15,917	1,520,392
Ameriprise Financial, Inc.	9,316	1,458,327
Annaly Capital Management, Inc.	90,000	1,031,400

See Notes to Financial Statements

TOREADOR CORE FUND
Schedule of Investments
As of October 31, 2017 (unaudited) — (Continued)

		Fair
	Shares	Value
FINANCIALS (Continued)
Bank of America Corp.	49,492	$1,355,586
Capital One Financial Corp.	15,686	1,445,935
Citizens Financial Group, Inc.	35,500	1,349,355
Discover Financial Services	16,660	1,108,390
Everest Re Group Ltd.	5,584	1,325,921
Lincoln National Corp.	15,544	1,177,924
Prudential Financial, Inc.	9,879	1,091,234
Regions Financial Corp.	72,529	1,122,749
S&P Global, Inc.	8,887	1,390,549
Unum Group	28,374	1,476,583
		19,669,466
HEALTH CARE – 9.62%
AbbVie, Inc.	18,111	$1,634,518
Allergan PLC	4,609	816,853
Amgen, Inc.	7,304	1,279,807
Anthem, Inc.	7,442	1,556,941
C. R. Bard, Inc.	4,295	1,404,766
Celgene Corp.*	9,672	976,582
HCA Holdings, Inc.*	12,572	951,072
Hologic, Inc.*	29,204	1,105,371
Johnson & Johnson	8,319	1,159,752
Merck & Co., Inc.	19,236	1,059,711
Regeneron Pharmaceuticals, Inc.*	2,817	1,134,181
Stryker Corp.	8,449	1,308,497
United Therapeutics Corp.*	10,383	1,231,320
		15,619,371
INDUSTRIAL – 8.68%
Avis Budget Group, Inc.*	40,484	1,669,965
HD Supply Holdings, Inc.*	40,035	1,416,838
ManpowerGroup Inc.	11,771	1,451,129
The Middleby Corp.*	9,377	1,086,794
Sensata Technologies Holding N.V.*	31,000	1,516,210
Spirit AeroSystems Holdings, Inc.	19,498	1,561,790
Stericycle, Inc.*	18,858	1,336,089
Union Pacific Corp.	12,086	1,399,438
United Rentals, Inc.*	8,537	1,207,815
XPO Logistics, Inc.*	20,830	1,444,561
		14,090,629

See Notes to Financial Statements

TOREADOR CORE FUND
Schedule of Investments
As of October 31, 2017 (unaudited) — (Continued)

		Fair
	Shares	Value
INFORMATION TECHNOLOGY – 36.19%
Alphabet Inc. – Class A*	1,286	$1,328,489
Applied Materials, Inc.	24,101	1,360,019
Broadcom LTD	5,290	1,396,084
CDW Corp.	18,395	1,287,650
CommScope Holdings Co., Inc.*	30,708	986,955
Corning Inc.	40,727	1,275,162
Facebook, Inc.*	7,438	1,339,286
First Data Corp.*	74,469	1,326,293
First Solar Inc.*	27,368	1,500,314
Fiserv, Inc.*	9,157	1,185,191
FleetCor Technologies, Inc.*	6,731	1,112,432
Intel Corp.	33,325	1,515,954
Lam Research Corp.	8,469	1,766,379
MasterCard Inc.	9,113	1,355,741
Match Group, Inc.*	62,597	1,673,844
Micron Technology, Inc.*	592,000	26,231,520
NCR Corp.*	35,813	1,149,239
ON Semiconductor Corp.*	76,023	1,620,810
Qorvo Inc.*	17,860	1,353,967
VeriSign, Inc.*	12,081	1,298,949
Visa, Inc. – Class A	12,394	1,363,092
Western Digital Corp.	14,845	1,325,213
The Western Union Co.	59,710	1,185,841
Xerox Corp.	40,559	1,229,343
Zebra Technologies Corp.*	13,426	1,557,282
		58,725,049
MATERIALS – 2.74%
Celanese Corp	14,075	1,468,163
LyondellBasell Industries NV – Class A	15,479	1,602,541
United States Steel Corp.	54,694	1,384,852
		4,455,556
REAL ESTATE – 2.22%
Colony NorthStar, Inc. – Class A	85,610	1,051,291
Host Hotels & Resorts Inc.	61,764	1,208,104
Spirit Realty Capital, Inc.	160,810	1,336,331
		3,595,726

See Notes to Financial Statements

TOREADOR CORE FUND
Schedule of Investments
As of October 31, 2017 (unaudited) — (Continued)

		Fair
	Shares	Value
UTILITIES – 2.89%
Entergy Corp.	19,087	$1,646,445
FirstEnergy Corp.	47,170	1,554,252
UGI Corp.	31,017	1,484,474
		4,685,171
TOTAL COMMON STOCKS – 95.18%
(Cost: $118,117,811)		154,456,785

EXCHANGE TRADED FUNDS – 4.61%
Large Cap – 4.61%
Guggenheim S&P 500 Equal Weight ETF	24,000	2,317,920
iShares Core S&P 500 ETF	10,000	2,588,100
SPDR S&P 500 ETF Trust	10,000	2,571,500
		7,477,520
TOTAL EXCHANGE TRADED FUNDS – 4.61%
(Cost: $7,321,499)		7,477,520

MONEY MARKET FUND- 0.31%
Federated Treasury Obligations Fund 0.90%**	495,168	495,168
TOTAL MONEY MARKET FUND – 0.31%
(Cost: $495,168)		495,168
TOTAL INVESTMENTS – 100.10%
(Cost: $125,934,478)		162,429,473
Liabilities in excess of other assets – (0.10)%		(150,376)
NET ASSETS – 100.00%		$162,279,097

*	Non-income producing
**	Effective 7 day yield as of October 31, 2017

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
Portfolio Holdings by Industry Sector
As of October 31, 2017 (unaudited)

TOREADOR INTERNATIONAL FUND
Schedule of Investments
As of October 31, 2017 (unaudited)

		Fair
	Shares	Value
COMMON STOCK – 99.22%
AUSTRALIA – 5.40%
Aristocrat Leisure LTD	47,155	$851,421
Genworth Mortgage Insurance	352,449	767,432
Quantas Airways LTD	176,702	833,186
Stockland Corp. LTD	215,650	747,332
		3,199,371
AUSTRIA – 1.29%
Vienna Insurance Group AG	26,055	763,664
BELGIUM – 1.48%
KBC Group NV	10,567	877,640
BERMUDA – 1.31%
Kunlun Energy Co. LTD	838,000	776,562
CANADA – 6.19%
Canadian Imperial Bank of Commerce	9,056	797,381
CGI Group Inc.*	14,696	780,945
Dollarama Inc.	7,956	886,531
Eldorado Gold Corp.	230,352	287,940
Genworth MI Canada Inc.	29,421	915,183
		3,667,980
CHINA – 2.62%
China Cinda Asset Management Co., LTD	2,027,500	787,404
China Resources Gas Group LTD	209,000	764,797
		1,552,201
FINLAND – 1.58%
Stora Enso OYJ-R SHS	60,049	939,282
FRANCE – 8.69%
Atos SE	5,430	843,664
Iliad SA	3,352	836,838
Kering	2,184	1,000,948
Pernod Ricards SA	6,127	918,775
Sanofi ADR	16,192	765,558
Thales SA	7,551	786,945
		5,152,728

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
Schedule of Investments
As of October 31, 2017 (unaudited) — (Continued)

		Fair
	Shares	Value
GERMANY – 8.08%
Aurubis AG	8,056	$659,143
Freenet AG	24,750	826,883
Fresennius SE & Co KGAA	9,638	804,972
Osram Licht AG	8,400	642,579
Porsche Automobile Holding-P	13,137	953,384
Software AG	17,740	903,126
		4,790,087
GREAT BRITAIN – 12.32%
31 Group PLC	64,247	819,864
Berkeley Group Holdings	17,122	850,565
Centrica PLC	294,408	663,824
Compass Group PLC	39,527	867,625
Imperial Brands PLC- Spon ADR	17,408	719,647
Indivior PLC*	194,000	957,288
Persimmon PLC	24,546	913,302
Reckitt Benckiser Group	8,075	722,180
Unilever PLC	13,951	790,324
		7,304,619
HONG KONG – 5.21%
Hang Lung Properties LTD	205,583	472,193
New World Development Co., LTD	592,689	882,728
SINO Biopharmaceutical	763,599	891,616
WH Group LTD	830,786	841,221
		3,087,758
IRELAND – 1.24%
Ryanair Holdings PLC	37,608	737,188
ITALY – 2.99%
ACEA SPA	52,834	860,270
Snam SpA	178,841	913,587
		1,773,857
JAPAN – 20.61%
Asahi Glass Co. LTD	18,000	701,566
Astellas Pharma Inc.	54,200	719,345
Chiba Bank LTD	114,800	870,646
Coca Cola West Co. LTD*	26,000	903,572
Dai Nippon Printing Co., LTD	36,200	861,526
Fukuoka Financial Group, Inc.	166,000	848,548

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
Schedule of Investments
As of October 31, 2017 (unaudited) — (Continued)

		Fair
	Shares	Value
JAPAN (Continued)
Hitachi Chemical Co. LTD	27,000	$763,725
Mitsubishi UFJ Financial Group Inc.	128,200	860,043
Mixi, Inc.	14,600	709,062
Orix Corp.	52,100	888,579
Resona Holdings Inc.	149,000	797,306
Shinsei Bank, Ltd.	46,500	777,727
Softbank Group Corp. Unsponsored ADR	19,918	884,359
Sumitomo Mitsui Trust Holdings Inc.	23,650	924,901
Toyota Boshoku Corp.	35,400	707,626
		12,218,531
LUXEMBOURG – 1.52%
Subsea 7 SA	53,632	899,524
NETHERLANDS – 4.15%
ASM International N.V.	12,058	807,808
LyondellBasell Indu-Class A	8,006	828,861
Sensata Technologies Holding*	16,771	820,270
		2,456,939
NEW ZEALAND – 1.24%
Air New Zealand LTD	325,445	735,454
NORWAY – 1.37%
Leroy Seafood Group ASA	135,924	814,594
SPAIN – 2.64%
ACS Actividades Cons Y S	20,901	824,146
Mediaset Espana Comunicacion	67,972	738,786
		1,562,932
SWEDEN – 2.51%
Swedish Match AB	18,600	700,537
Telia Co. AB	170,721	789,979
		1,490,516
SWITZERLAND – 6.78%
ABB LTD	32,316	844,417
Adecco SA-REG	10,944	868,998
Lafargeholcim LTD	12,861	727,044
Novartis AG-Spon ADR	9,326	770,141
Swiss Re Ltd-Spon ADR	34,347	806,983
		4,017,583

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
Schedule of Investments
As of October 31, 2017 (unaudited) — (Continued)

Fair
Shares	Value
TOTAL COMMON STOCKS – 99.22%
(Cost: $53,462,573)	$58,819,010
TOTAL INVESTMENTS – 99.22%
(Cost: $53,462,573)	58,819,010
Other assets, net of liabilities – 0.78%	461,964
NET ASSETS – 100.00%	$59,280,974

* Non-income producing
ADR – Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

TOREADOR EXPLORER FUND
Portfolio Holdings by Sector
As of October 31, 2017 (unaudited)

TOREADOR EXPLORER FUND
Schedule of Investments
As of October 31, 2017 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 98.03%
CONSUMER DISCRETIONARY – 13.16%
Asbury Automotive Group Inc.*	2,378	$146,009
Big Lots, Inc.	2,802	143,771
Cooper Standard Holdings, Inc.*	1,283	143,029
Extended Stay America, Inc.	7,690	152,416
KB Home	7,712	211,540
Meritage Homes Corp.*	4,255	207,218
Pinnacle Entertainment, Inc.*	8,771	226,906
Planet Fitness Inc. “A”	6,759	180,060
Taylor Morrison Home Corp. “A”*	7,087	171,151
Tenneco Inc.	2,438	141,672
The Children’s Place, Inc.	1,337	145,466
		1,869,238
CONSUMER STAPLES – 3.31%
Darling Ingredients Inc.*	9,242	168,666
Fresh Del Monte Produce Inc.	3,281	146,037
USANA Health Sciences, Inc.*	2,364	155,315
		470,018
ENERGY – 3.44%
Diamond Offshore Drilling, Inc.*	12,251	204,959
Helix Energy Solutions Group, Inc.*	19,336	131,872
Unit Corp.*	8,071	151,089
		487,920
FINANCIALS – 18.08%
American Equity Investment Life Holding Co.	6,134	181,014
BofI Holdings, Inc.*	6,890	185,341
Credit Acceptance Corp.*	547	156,841
Customers Bancorp, Inc.*	4,420	120,843
Evercore Inc.	2,225	178,223
Flagstar Bancorp, Inc.*	4,837	180,759
MFA Financial, Inc.	18,802	154,928
MGIC Investment Corp.*	15,237	217,889
PRA Group, Inc.*	5,146	143,573
Primerica, Inc.	1,849	163,637
Radian Group Inc.	8,113	170,048
Stifel Financial Corp.	3,631	192,552
Virtus Investment Partners, Inc.	1,520	176,928

See Notes to Financial Statements

TOREADOR EXPLORER FUND
Schedule of Investments
As of October 31, 2017 (unaudited) — (Continued)

		Fair
	Shares	Value
FINANCIALS (Continued)
Walker & Dunlop Inc.*	3,191	$175,154
World Acceptance Corp.*	1,947	170,363
		2,568,093
HEALTH CARE – 14.52%
Akorn, Inc.*	4,081	132,918
AMN Healthcare Services, Inc.*	3,652	160,323
Emergent BioSolutions, Inc.*	4,490	184,045
The Ensign Group, Inc.	7,869	181,617
Globus Medical, Inc.*	4,690	149,470
HealthSouth Corp.	3,153	145,479
INC Research Holdings Inc.*	3,029	173,107
Innoviva, Inc.*	9,275	113,526
Medpace Holdings, Inc.*	4,300	161,121
Owens & Minor, Inc.	5,620	138,083
PRA Health Sciences, Inc.*	2,366	192,663
Sucampo Pharmaceuticals, Inc.*	13,500	135,000
Tivity Health, Inc.*	4,206	194,527
		2,061,879
INDUSTRIAL – 15.47%
Aerojet Rocketdyne Holdings, Inc.*	6,663	210,418
Argan, Inc.	2,198	151,113
CBIZ, Inc.*	10,249	173,721
Continental Building Products, Inc.*	5,651	150,882
Deluxe Corp.	2,105	146,613
Engility Holdings Inc.*	5,013	168,788
Generac Holdings Inc.*	3,979	207,266
The Greenbrier Companies, Inc.	3,240	169,128
H&E Equipment Services, Inc.	5,968	196,586
Hawaiian Holdings, Inc.*	2,926	98,021
Milacron Holdings Corp.*	7,636	137,066
TriNet Group, Inc.*	5,510	191,307
TrueBlue, Inc.*	7,213	195,472
		2,196,381
INFORMATION TECHNOLOGY – 15.69%
Belden Inc.	1,900	159,021
Blucora, Inc.*	7,100	154,070
Ciena Corp.*	5,991	127,429

See Notes to Financial Statements

TOREADOR EXPLORER FUND
Schedule of Investments
As of October 31, 2017 (unaudited) — (Continued)

		Fair
	Shares	Value
INFORMATION TECHNOLOGY (Continued)
Cirrus Logic, Inc.*	2,333	$130,648
ePlus, Inc.*	2,192	209,555
Extreme Networks, Inc.*	13,877	166,524
Ichor Holdings, LTD.*	6,700	208,973
j2 Global, Inc.	1,811	134,268
ScanSource, Inc.*	3,602	154,706
Science Applications International Corp.	1,906	139,786
Synaptics Inc.*	3,758	139,497
Tech Data Corp.*	1,782	165,316
TTM Technologies, Inc.*	8,936	141,010
Vishay Intertechnology, Inc.	8,852	196,957
		2,227,760
MATERIALS – 3.97%
Kaiser Aluminum Corp.	1,389	137,761
Platform Specialty Products Corp.*	11,301	120,921
SunCoke Energy, Inc.*	16,110	178,660
TimkenSteel Corp.*	8,994	125,916
		563,258
REAL ESTATE – 6.27%
Empire State Realty Trust, Inc.	5,829	116,871
Mack-Cali Realty Corp.	5,208	118,586
RLJ Lodging Trust	7,957	172,349
Ryman Hospitality Properties, Inc.	2,387	157,852
TIER REIT Inc.	9,003	176,189
Xenia Hotels & Resorts, Inc.	6,833	148,686
		890,533
TELECOMMUNICATION SERVICES – 0.81%
Vonage Holdings Corp.*	14,145	114,999
UTILITIES – 3.31%
MDU Resources Group, Inc.	6,382	174,548
SJW Group	2,730	161,916
Spark Energy, Inc.	9,564	133,896
		470,360
TOTAL COMMON STOCKS – 98.03%
(Cost: $11,718,573)		$13,920,439

See Notes to Financial Statements

TOREADOR EXPLORER FUND
Schedule of Investments
As of October 31, 2017 (unaudited) — (Continued)

		Fair
	Shares	Value
MONEY MARKET FUND – 1.25%
Federated Treasury Obligations Fund 0.90%**	177,077	$177,077
TOTAL MONEY MARKET FUND
(Cost: $177,077)		177,077
TOTAL INVESTMENTS – 99.28%
(Cost: $11,895,650)		14,097,516
Other assets, net of liabilities – 0.72%		102,468
NET ASSETS – 100.00%		$14,199,984

*	Non-Income producing
**	Effective 7 day yield as of October 31, 2017
See Notes to Financial Statements

TOREADOR SELECT FUND
Portfolio Holdings by Sector
As of October 31, 2017 (unaudited)

TOREADOR SELECT FUND
Schedule of Investments
As of October 31, 2017 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 98.13%
CONSUMER DISCRETIONARY – 11.85%
Aptiv LLC	1,442	$141,318
Darden Restaurants, Inc.	1,699	139,777
LKQ Corp.*	3,788	142,770
Lowe’s Companies, Inc.	1,719	137,434
Michael Kors Holdings LTD*	2,839	138,572
Target Corp.	2,252	132,958
		832,829
CONSUMER STAPLES – 8.78%
Constellation Brands	594	130,139
CVS Health Corp.	1,666	114,171
Tyson Foods Inc. “A”	1,765	128,686
Walgreens Boots Alliance, Inc.	1,810	119,949
Wal-Mart Stores, Inc.	1,418	123,806
		616,751
ENERGY – 5.64%
Chevron Corp.	834	96,652
ConocoPhillips	1,916	98,003
National Oilwell Varco, Inc.	2,911	99,527
Valero Energy Corp.	1,294	102,084
		396,266
FINANCIALS – 14.26%
The Allstate Corp.	1,537	144,263
Ameriprise Financial, Inc.	898	140,573
Bank of America Corp.	5,186	142,044
Capital One Financial Corp.	1,572	144,907
JP Morgan Chase & Co.	1,413	142,162
The Travelers Cos., Inc.	1,097	145,298
Unum Group	2,749	143,058
		1,002,305
HEALTH CARE – 13.56%
Allergan PLC	787	139,480
Biogen Inc.*	450	140,247
Celgene Corp.*	1,432	144,589
Danaher Corp.	1,518	140,066
Gilead Sciences, Inc.	1,785	133,804
McKesson Corp.	877	120,921

See Notes to Financial Statements

TOREADOR SELECT FUND
Schedule of Investments
As of October 31, 2017 (unaudited) — (Continued)

		Fair
	Shares	Value
HEALTH CARE (Continued)
Thermo Fisher Scientific Inc.	691	$133,937
		953,044
INDUSTRIAL – 9.73%
Alaska Air Group, Inc.	1,717	113,373
Quanta Services Inc.*	3,031	114,360
Roper Technologies, Inc.	447	115,402
Stanley Black & Decker, Inc.	696	112,439
Stericyle, Inc.*	1,599	113,289
Union Pacific Corp.	994	115,095
		683,958
INFORMATION TECHNOLOGY – 23.24%
Alphabet Inc. Class A*	176	181,815
Apple Inc.	1,117	188,818
Cisco Systems, Inc.	5,130	175,189
eBay Inc.*	4,741	178,451
Fiserv, Inc.*	1,363	176,413
HP Inc.	8,108	174,727
Intel Corp.	4,255	193,560
MasterCard Inc.	1,197	178,078
NVIDIA Corp.	899	185,922
		1,632,973
MATERIALS – 2.85%
CF Industries Holdings, Inc.	2,675	101,596
Ecolab Inc.	753	98,387
		199,983
REAL ESTATE – 2.85%
Host Hotels & Resorts, Inc.	10,236	200,216
TELECOMMUNICATION SERVICES – 2.45%
Verizon Communications Inc.	3,597	172,188
UTILITIES – 2.92%
DTE Energy Co.	931	102,838
Public Service Enterprise Group	2,081	102,385
		205,223
TOTAL COMMON STOCKS – 98.13%
(Cost: $6,520,037)		6,895,736

See Notes to Financial Statements

TOREADOR SELECT FUND
Schedule of Investments
As of October 31, 2017 (unaudited) — (Continued)

		Fair
	Shares	Value
EXCHANGE TRADED FUNDS – 1.14%
Large Cap – 1.14%
SPDR S&P 500 ETF Trust	310	$79,717
TOTAL EXCHANGE TRADED FUNDS – 1.14%
(Cost: $79,704)		79,717

MONEY MARKET FUND – 0.81%
Federated Treasury Obligation Fund 0.90%**	57,221	57,221
(Cost: $57,221)

TOTAL INVESTMENTS – 100.08%
(Cost: $6,656,962)		7,032,674
Liabilities in excess of other assets – (0.08)%		(5,730)

NET ASSETS – 100.00%		$7,026,944

*	Non-income producing
**	Effective 7 day yield as of October 31, 2017
See Notes to Financial Statements

TOREADOR FUNDS
Statements of Assets & Liabilities
As of October 31, 2017 (unaudited)

		Toreador
	Toreador	International
	Core Fund	Fund
ASSETS
Investments at fair value (identified cost of $125,934,478,
$53,462,573, $11,895,650 and $6,656,962 respectively)	$162,429,473	$58,819,010
Foreign currency at fair value (cost of $56,257)	—	57,060
Cash and cash equivalents	449,044	213,697
Receivable for securities sold	—	47,079
Receivable for capital stock sold	1,692,834	8,878
Dividends and interest receivable	57,658	219,666
Due from the Advisor	—	—
Prepaid expenses	84,609	87,167
TOTAL ASSETS	164,713,618	59,452,557
LIABILITIES
Payable for securities purchased	1,542,720	—
Payable for capital stock redeemed	765,115	87,119
Accrued investment management fees	83,593	55,442
Accrued 12b-1 fees	—	—
Accrued administrative and transfer agent	5,593	2,037
Accrued accounting fees	2,118	22,644
Accrued professional fees	25,621	84
Accrued proxy expenses	461	3,628
Other accrued expenses	9,300	629
TOTAL LIABILITIES	2,434,521	171,583
NET ASSETS	$162,279,097	$59,280,974
Net Assets Consist of:
Paid-in-capital	$120,547,565	$82,972,002
Accumulated net investment income (loss)	587,931	702,019
Accumulated net realized gain (loss) on investments and foreign
currency transactions	4,648,607	(29,747,743)
Net unrealized appreciation (depreciation) of investments and
foreign currency	36,494,994	5,354,696
Net Assets	$162,279,097	$59,280,974

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Assets & Liabilities
As of October 31, 2017 (unaudited) — (Continued)

		Toreador
	Toreador	International
	Core Fund	Fund
NET ASSET VALUE PER SHARE
Institutional Class Shares:
Net Assets	$76,321,041	$47,105,499
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	4,313,472	2,406,521
Net Asset Value and Offering Price Per Share	$17.69	$19.57
Short-Term Redemption Fee Price Per Share (A)	$17.34	$19.18
Investor Class Shares:
Net Assets	$85,958,056	$12,175,475
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	4,868,203	664,414
Net Asset Value and Offering Price Per Share	$17.66	$18.33
Short-Term Redemption Fee Price Per Share (A)	$17.31	$17.96

(A) Toreador Funds will impose a 2% redemption fee on shares redeemed within 60 days of purchase.
See Notes to Financial Statements

TOREADOR FUNDS
Statements of Assets & Liabilities
As of October 31, 2017 (unaudited) — (Continued)

	Toreador	Toreador
	Explorer Fund	Select Fund
ASSETS
Investments at fair value (identified cost of $125,934,478,
$53,462,573, $11,895,650 and $6,656,962 respectively)	$14,097,516	$7,032,674
Foreign currency at fair value (cost of $56,257)	—	—
Cash and cash equivalents	—	—
Receivable for securities sold	—	15,000
Receivable for capital stock sold	78,271	26,500
Dividends and interest receivable	1,459	4,596
Due from the Advisor	1,193	15,452
Prepaid expenses	29,135	24,894
TOTAL ASSETS	14,207,574	7,119,116
LIABILITIES
Payable for securities purchased	—	79,704
Payable for capital stock redeemed	—	—
Accrued investment management fees	—	—
Accrued 12b-1 fees	—	794
Accrued administrative and transfer agent	55	864
Accrued accounting fees	—	—
Accrued professional fees	—	—
Accrued proxy expenses	1,227	—
Other accrued expenses	6,308	10,810
TOTAL LIABILITIES	7,590	92,172
NET ASSETS	$14,199,984	$7,026,944
Net Assets Consist of :
Paid-in-capital	$11,695,068	$6,519,718
Accumulated net investment income (loss)	(10,769)	19,195
Accumulated net realized gain (loss) on investments and foreign
currency transactions	313,819	112,319
Net unrealized appreciation (depreciation) of investments and
foreign currency	2,201,866	375,712
Net Assets	$14,199,984	$7,026,944

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Assets & Liabilities
As of October 31, 2017 (unaudited) — (Continued)

	Toreador	Toreador
	Explorer Fund	Select Fund
NET ASSET VALUE PER SHARE
Institutional Class Shares:
Net Assets	$11,726,170	$2,909,719
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	996,187	253,133
Net Asset Value and Offering Price Per Share	$11.77	$11.49
Short-Term Redemption Fee Price Per Share (A)	$11.53	$11.26
Investor Class Shares:
Net Assets	$2,473,814	$4,117,225
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	211,237	358,870
Net Asset Value and Offering Price Per Share	$11.71	$11.47
Short-Term Redemption Fee Price Per Share (A)	$11.48	$11.24

(A) Toreador Funds will impose a 2% redemption fee on shares redeemed within 60 days of purchase.
See Notes to Financial Statements

TOREADOR FUNDS
Statements of Operations
For the six months ended October 31, 2017 (unaudited)

		Toreador
	Toreador	International
	Core Fund	Fund
INVESTMENT INCOME
Dividend *	$1,045,770	$900,017
Interest	10,365	1,909
Total investment income	1,056,135	901,926
EXPENSES
Investment management fees (Note 2)	645,867	337,007
Rule 12b-1 and servicing fees (Note 2)
Investor Class	97,220	16,100
Recordkeeping and fund administrative services (Note 2)	38,992	15,999
Accounting fees (Note 2)	33,398	21,844
Custody fees	8,676	23,190
Transfer agent fees (Note 2)	22,281	10,513
Professional fees	48,862	24,175
Filing and registration fees	31,507	27,712
Trustees fees	5,866	2,392
Compliance fees	9,213	3,770
Shareholder services and reports	9,074	8,867
Shareholder servicing
Institutional Class	15,945	9,232
Investor Class	18,861	2,867
Insurance	4,764	2,521
Other	11,342	8,404
Total expenses	1,001,868	514,593
Management fee waivers (Note 2)	(222,900)	—
Net Expenses	778,968	514,593
Net investment income (loss)	277,167	387,333

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Operations
For the six months ended October 31, 2017 (unaudited) — (Continued)

		Toreador
	Toreador	International
	Core Fund	Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	$129,697	$719,818
Net realized gain (loss) on foreign currency transactions	—	6,950
Net increase (decrease) in unrealized appreciation
(depreciation) of investments	18,048,244	3,596,722
Net increase (decrease) in unrealized appreciation
(depreciation) of foreign currencies	—	3,607
Net realized and unrealized gain (loss) on investments
and foreign currencies and related transactions	18,177,941	4,327,097
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$18,455,108	$4,714,430

* Net of foreign tax withheld of $77,651 for Toreador International Fund.

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Operations
For the six months ended October 31, 2017 (unaudited) — (Continued)

	Toreador	Toreador
	Explorer Fund	Select Fund
INVESTMENT INCOME
Dividend	$64,795	$39,519
Interest	1,052	131
Total investment income	65,847	39,650
EXPENSES
Investment management fees (Note 2)	76,912	18,594
Rule 12b-1 and servicing fees (Note 2)
Investor Class	3,389	4,213
Recordkeeping and fund administrative services (Note 2)	3,683	1,127
Accounting fees (Note 2)	2,895	1,705
Custody fees	2,475	2,500
Transfer agent fees (Note 2)	4,125	2,809
Professional fees	8,171	4,504
Filing and registration fees	15,123	2,521
Trustees fees	551	169
Compliance fees	867	264
Shareholder services and reports	5,041	6,958
Shareholder servicing
Institutional Class	10,193	761
Investor Class	2,563	3,371
Insurance	1,311	1,311
Other	6,049	6,049
Total expenses	143,348	56,856
Management fee waivers (Note 2)	(66,732)	(33,986)
Net Expenses	76,616	22,870
Net investment income (loss)	(10,769)	16,778

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Operations
For the six months ended October 31, 2017 (unaudited) — (Continued)

	Toreador	Toreador
	Explorer Fund	Select Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	$337,148	$63,089
Net realized gain (loss) on foreign currency transactions	—	—
Net increase (decrease) in unrealized appreciation
(depreciation) of investments	986,418	372,467
Net increase (decrease) in unrealized appreciation
(depreciation) of foreign currencies	—	—
Net realized and unrealized gain (loss) on investments
and foreign currencies and related transactions	1,323,566	435,556
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,312,797	$452,334

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Changes in Net Assets
	Toreador		Toreador
	Core Fund		International Fund
	For the		For the
	six months		six months
	ended		ended
	October 31,	Year ended	October 31,	Year ended
	2017	April 30,	2017	April 30,
	(unaudited)	2017	(unaudited)	2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$277,167	$609,048	$387,333	$617,116
Net realized gain (loss) on investments
and foreign currency transactions	129,697	5,576,530	726,763	(104,691)
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments and
foreign currencies	18,048,244	16,517,047	3,600,329	3,613,837
Increase (decrease) in net assets
from operations	18,455,108	22,702,625	4,714,430	4,126,262
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	—	(524,518)	—	(424,695)
Retail Class (A)	—	(217,806)	—	—
Investor Class	—	—	—	(45,817)
Class C	—	—	—	—
Net realized gains
Institutional Class	—	(3,172,201)	—	—
Retail Class (A)	—	(1,989,702)	—	—
Investor Class	—	—	—	—
Class C	—	—	—	—
Decrease in net assets
from distributions	—	(5,904,227)	—	(470,512)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	13,423,834	7,736,322	2,195,146	7,327,682
Retail Class (A)	—	22,620,239	—	—
Investor Class	31,427,447	—	1,651,558	3,141,401
Class C (B)	—	—	4,210	14,430
Distributions reinvested
Institutional Class	—	2,119,912	—	106,002
Retail Class (A)	—	2,040,520	—	—
Investor Class	—	—	—	44,529
Class C (B)	—	—	—	—
Shares redeemed
Institutional Class	(8,728,880)	(28,396,333)**	(2,520,634)	(13,626,112)
Retail Class (A)	—	(29,833,032)**	—	—
Investor Class	(11,844,655)	—	(1,785,837)	(9,750,393)
Class C (B)	—	—	(296,879)	(51,317)
Increase (decrease) in net assets from
capital stock transactions	24,277,746	(23,712,372)	(752,436)	(12,793,778)

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Changes in Net Assets (Continued)

	Toreador		Toreador
	Core Fund		International Fund
	For the		For the
	six months		six months
	ended		ended
	October 31,	Year ended	October 31,	Year ended
	2017	April 30,	2017	April 30,
	(unaudited)	2017	(unaudited)	2017
NET ASSETS
Increase (decrease) during period	$42,732,854	$(6,913,974)	$3,961,994	$(9,138,028)
Beginning of period	119,546,243	126,460,217	55,318,980	64,457,008
End of period***	$162,279,097	$119,546,243	$59,280,974	$55,318,980
***Includes undistributed net
investment income (loss) of:	$587,931	$310,764	$695,069	$307,736

**	Reflects redemption fees of $— and $68 in the Institutional Class and $— and $4 in the Retail Class.
(A)	Retail Class shares are only applicable to the Toreador Core Fund. Effective September 15, 2017 Retail Class shares were reorganized into Investor Class shares.
(B)	Class C shares of the International Fund were converted into Investor Class shares on August 28, 2017.
See Notes to Financial Statements

TOREADOR FUNDS
Statements of Changes in Net Assets (Continued)

	Toreador		Toreador
	Explorer Fund		Select Fund
	For the		For the	For the
	six months		six months	period
	ended	For the	ended	February 1,
	October 31,	period ended	October 31,	2017* to
	2017	April 30,	2017	April 30,
	(unaudited)	2017	(unaudited)	2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(10,769)	$(11,682)	$16,778	$2,417
Net realized gain (loss) on investments
and foreign currency transactions	337,148	265,276	63,089	49,230
Net increase (decrease) in unrealized
appreciation (depreciation) of
investments and
foreign currencies	986,417	1,618,191	372,467	3,245
Increase (decrease) in net assets
from operations	1,312,796	1,871,785	452,334	54,892
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	—	—	—	—
Investor Class	—	—	—	—
Net realized gains
Institutional Class	—	—	—	—
Investor Class	—	—	—	—
Decrease in net assets
from distributions	—	—	—	—
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	2,376,642	1,251,801	2,396,065	479,750
Investor Class	185,013	766,109	1,203,820	3,075,616
Distributions reinvested
Institutional Class	—	—	—	—
Investor Class	—	—	—	—
Shares redeemed
Institutional Class	(892,418)	(543,961)	(56,253)	—
Investor Class	(656,358)	(902,243)	(524,863)	(54,417)
Increase (decrease) in net assets from
capital stock transactions	1,012,879	571,706	3,018,769	3,500,949

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Changes in Net Assets (Continued)

	Toreador		Toreador
	Explorer Fund		Select Fund
	For the		For the	For the
	six months		six months	period
	ended	For the	ended	February 1,
	October 31,	period ended	October 31,	2017* to
	2017	April 30,	2017	April 30,
	(unaudited)	2017	(unaudited)	2017
NET ASSETS
Increase (decrease) during period	$2,325,675	$2,443,491	$3,471,103	$3,555,841
Beginning of period	11,874,309	9,430,818	3,555,841	—
End of period***	$14,199,984	$11,874,309	$7,026,944	$3,555,841
***Includes undistributed net
investment income (loss) of:	$(10,769)	$—	$19,196	$2,417

*	Inception date.
See Notes to Financial Statements

TOREADOR CORE FUND
Financial Highlights
Selected per Share Data Throughout each Period
Institutional Class Shares
Six months
ended	Years ended April 30,
October 31, 2017
(unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning
of period	$15.64	$13.20	$14.68	$13.88	$12.21	$10.83

Investment activities
Net investment income (loss)(1)	0.04	0.10	0.08	0.06	0.05	0.08
Net realized and unrealized gain
(loss) on investments and
options contracts purchased	2.01	3.25	(1.25)	1.86	2.84	1.77
Total from investment activities	2.05	3.35	(1.17)	1.92	2.89	1.85

Distributions
Net investment income	—	(0.13)	(0.08)	(0.04)	(0.04)	(0.09)
Net realized gain	—	(0.78)	(0.23)	(1.08)	(1.18)	(0.38)
Total distributions	—	(0.91)	(0.31)	(1.12)	(1.22)	(0.47)
Paid-in capital from redemption fees	—	—	—	(A)	—	(A)	—	(A)	—	(A)

Net asset value, end of period	$17.69	$15.64	$13.20	$14.68	$13.88	$12.21
Total Return	13.11	%**	25.87%	(8.12%)	13.86%	23.97%	17.69%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.26	%*	1.40%	1.18%	1.25%	1.33%	1.49%
Expenses, excluding proxy costs
and before management fee
waivers and reimbursements	1.26	%*	1.32%	NA	NA	NA	NA
Expenses, net of management fee
waivers and reimbursements	0.95	%*	1.03%	0.95%	0.95%	0.95%	0.95%
Expenses, excluding proxy costs
and net of management fee
waivers and reimbursements	0.95	%*	0.95%	NA	NA	NA	NA
Net investment income (loss)	0.52	%*	0.70%	0.56%	0.45%	0.39%	0.70%
Portfolio turnover rate	32.06	%**	70.65%	67.73%	64.00%	95.00%	77.00%
Net assets, end of period (000’s)	$76,321	$63,035	$71,174	$76,495	$48,047	$24,901

*	Annualized.
**	Not annualized.
(A)	Less than $0.01 per share.
(1)	Per share amounts calculated using the average number of shares outstanding throughout each period.
See Notes to Financial Statements

TOREADOR CORE FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

Investor Class Shares(2)
Six months
ended	Years ended April 30,
October 31, 2017
(unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning
of period	$15.63	$13.19	$14.66	$13.87	$12.20	$10.82

Investment activities
Net investment income (loss)(1)	0.02	0.06	0.04	0.02	0.01	0.06
Net realized and unrealized gain
(loss) on investments and
options contracts purchased	2.01	3.25	(1.24)	1.85	2.85	1.76
Total from investment activities	2.03	3.31	(1.20)	1.87	2.86	1.82

Distributions
Net investment income	—	(0.09)	(0.04)	—	(0.01)	(0.06)
Net realized gain	—	(0.78)	(0.23)	(1.08)	(1.18)	(0.38)
Total distributions	—	(0.87)	(0.27)	(1.08)	(1.19)	(0.44)
Paid-in capital from redemption fees	—	—	—	(A)	—	(A)	—	(A)	—	(A)

Net asset value, end of year	$17.66	$15.63	$13.19	$14.66	$13.87	$12.20
Total Return	12.99	%**	25.53%	(8.30%)	13.57%	23.72%	17.37%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.51	%*	1.58%	1.43%	1.50%	1.58%	1.73%
Expenses, excluding proxy costs
and before management fee
waivers and reimbursements	1.51	%*	1.50%	NA	NA	NA	NA
Expenses, net of management fee
waivers and reimbursements	1.20	%*	1.28%	1.20%	1.20%	1.20%	1.20%
Expenses, excluding proxy costs
and net of management fee
waivers and reimbursements	1.20	%*	1.20%	NA	NA	NA	NA
Net investment income (loss)	0.27	%*	0.45%	0.31%	0.20%	0.15%	0.44%
Portfolio turnover rate	32.06	%**	70.65%	67.73%	64.00%	95.00%	77.00%
Net assets, end of period (000’s)	$85,958	$56,511	$55,286	$74,294	$51,700	$29,109

*	Annualized
**	Not annualized
(A)	Less than $0.01 per share.
(1)	Per share amounts calculated using the average number of shares outstanding throughout each period.
(2)	Investor Class shares were previously Retail Class shares. Effective September 15, 2017, the Retail Class shares were reorganized into Investor Class shares.
See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Institutional Class Shares
	Six months				Period
	ended				September 1,		Years ended August 31,
	October 31, 2017		Year ended	Year ended	2014 to
	(unaudited)		April 30, 2017	April 30, 2016	April 30, 2015(2)		2014	2013(B)	2012
Net asset value, beginning
of period	$18.04		$16.71	$18.54	$18.73		$16.15	$14.79	$22.30

Investment activities
Net investment income
(loss)(1)	0.13		0.19	0.19	0.10		0.29	(0.07)	(0.08)
Net realized and
unrealized gain
(loss) on
investments and
foreign currency
transactions	1.40		1.29	(1.86)	(0.15)		2.29	1.43	(7.43)
Total from investment activities	1.53		1.48	(1.67)	(0.05)		2.58	1.36	(7.51)

Distributions
Net investment income	—		(0.15)	(0.16)	(0.14)		—	—	—
Total distributions	—		(0.15)	(0.16)	(0.14)		—	—	—

Net asset value, end of period	$19.57		$18.04	$16.71	$18.54		$18.73	$16.15	$14.79
Total Return	8.48	%**	8.97%	(9.03%)	(0.19	%)**	15.98%	9.20%	(33.68%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.70	%*	1.72%	1.58%	1.64	%*	2.05%	3.49%	3.88	%(A)
Expenses, excluding proxy
costs and before
management fee
waivers and
reimbursements and
recovery of previously
waived fees	1.70	%*	1.64%	NA	NA		NA	NA	NA
Expenses, net of
management fee
waivers, expense
reimbursements and
recovery of previously
waived fees	1.70	%*	1.72%	1.58%	1.75	%*	1.75%	2.02%	2.93	%(A)
Expenses, excluding proxy
costs and net of
management fee
waivers and
reimbursements	1.70	%*	1.64%	NA	NA		NA	NA	NA
Net investment
income (loss)	1.38	%*	1.15%	1.09%	0.89	%*	1.55%	(0.45%)	(0.43%)
Portfolio turnover rate	23.22	%**	33.87%	60.30%	39.73	%**	162.80%	224.42%	37.69%
Net assets, end of
period (000’s)	$47,105		$43,686	$46,931	$49,291		$48,391	$1,151	$620

*	Annualized
**	Not annualized
(A)
Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.

(B)
Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	On January 27, 2015, the Board of Trustees approved that the fiscal year end be April 30.
See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Investor Class Shares(2)
	Six months				Period
	ended				September 1,		Years ended August 31,
	October 31, 2017		Year ended	Year ended	2014 to
	(unaudited)		April 30, 2017	April 30, 2016	April 30, 2015(3)		2014	2013(B)	2012

Net asset value, beginning
of period	$16.91		$15.62	$17.34	$17.52		$15.14	$13.90	$20.92

Investment activities
Net investment income
(loss)(1)	0.10		0.13	0.13	0.07		0.22	(0.10)	(0.12)
Net realized and
unrealized gain (loss)
on investments and
foreign currency
transactions	1.32		1.21	(1.73)	(0.14)		2.16	1.34	(6.90)
Total from investment activities	1.42		1.34	(1.60)	(0.07)		2.38	1.24	(7.02)

Distributions
Net investment income	—		(0.05)	(0.12)	(0.11)		—	—	—
Net realized gain	—		—	—	—		—	—	—
Total distributions	—		(0.05)	(0.12)	(0.11)		—	—	—

Net asset value, end of period	$18.33		$16.91	$15.62	$17.34		$17.52	$15.14	$13.90
Total Return	8.40	%**	8.65%	(9.26%)	(0.34	%)**	15.72%	8.92%	(33.56%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.95	%*	2.04%	1.83%	1.89	%*	2.30%	3.74%	4.13	%(A)
Expenses, excluding
proxy costs and before
management fee
waivers and
reimbursements and
recovery of previously
waived fees	1.95	%*	1.96%	NA	NA		NA	NA	NA
Expenses, net of
management fee
waivers, expense
reimbursements and
recovery of previously
waived fees	1.95	%*	2.04%	1.83%	2.00	%*	2.00%	2.27%	3.18	%(A)
Expenses, excluding proxy
costs and net of
management fee
waivers and
reimbursements	1.95	%*	1.96%	NA	NA		NA	NA	NA
Net investment
income (loss)	1.13	%*	0.83%	0.84%	0.64	%*	1.30%	(0.70%)	(0.68%)
Portfolio turnover rate	23.22	%**	33.87%	60.30%	39.73	%**	162.80%	224.42%	37.69%
Net assets, end of
period (000’s)	$12,175		$11,351	$17,228	$21,271		$17,499	$9,179	$10,885

*	Annualized
**	Not annualized
(A)
Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.

(B)
Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Effective January 2, 2013, Class A shares were re-designated Investor Shares. On August 28, 2017 all Class C Shares were converted to Investor Class Shares.
(3)	On January 27, 2015, the Board of Trustees approved that the fiscal year end be April 30.
See Notes to Financial Statements

TOREADOR EXPLORER FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Institutional Class Shares
	Six months ended			Period
	October 31, 2017		Year ended	June 11, 2015* to
	(unaudited)		April 30, 2017	April 30, 2016
Net asset value, beginning of period	$10.71		$8.96	$10.00

Investment activities
Net investment income (loss)(1)	(0.01)		— (2)	—	(2)
Net realized and unrealized gain (loss) on
investments	1.07		1.75	(1.04)

Total from investment activities	1.06		1.75	(1.04)

Net asset value, end of period	$11.77		$10.71	$8.96

Total Return	9.90	%***	19.53%	(10.40	%)***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.07	%**	2.71%	2.63	%**
Expenses, excluding proxy costs and before
management fee waivers and
reimbursements	2.07	%**	2.62%	2.63	%**
Expenses, net of management fee waivers and
reimbursements	1.09	%**	1.23%	1.14	%**
Expenses, excluding proxy costs and net of
management fee waivers and reimbursements	1.09	%**	1.14%	1.14	%**
Net investment income (loss)	(0.11	%)**	(0.05%)	(0.01	%)**
Portfolio turnover rate	36.22	%***	73.93%	147.10	%***
Net assets, end of period (000’s)	$11,726		$9,172	$7,048

*  Inception date
** Annualized
***Not annualized
(1) Per share amounts calculated using the average number of shares outstanding throughout each period.
(2) Less than $0.01 per share.
See Notes to Financial Statements

TOREADOR EXPLORER FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Investor Class Shares
	Six months ended			Period
	October 31, 2017		Year ended	June 11, 2015* to
	(unaudited)		April 30, 2017	April 30, 2016
Net asset value, beginning of period	$10.67		$8.95	$9.90

Investment activities
Net investment income (loss)(1)	(0.02)		(0.03)	(0.01)
Net realized and unrealized gain (loss) on
investments	1.06		1.75	(0.94)

Total from investment activities	1.04		1.72	(0.95)

Net asset value, end of period	$11.71		$10.67	$8.95

Total Return	9.75	%***	19.22%	(9.60	%)***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.32	%**	2.96%	2.88	%**
Expenses, excluding proxy costs and before
management fee waivers and reimbursements	2.32	%**	2.87%	2.88	%**
Expenses, net of management fee waivers and
reimbursements	1.34	%**	1.48%	1.39	%**
Expenses, excluding proxy costs and net of
management fee waivers and reimbursements	1.34	%**	1.39%	1.39	%**
Net investment income (loss)	(0.36	%)**	(0.30%)	(0.19	%)**
Portfolio turnover rate	36.22	%***	73.93%	147.10	%***
Net assets, end of period (000’s)	$2,474		$2,703	$2,383

*   Inception date
** Annualized
***Not annualized
(1) Per share amounts calculated using the average number of shares outstanding throughout each period.
See Notes to Financial Statements

TOREADOR SELECT FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Institutional Class Shares
	Six months ended		Period
	October 31, 2017		February 3, 2017* to
	(unaudited)		April 30, 2017

Net asset value, beginning of period	$10.30		$10.02
Investment activities
Net investment income (loss)(1)	0.06		0.01
Net realized and unrealized gain (loss) on
investments	1.13		0.27

Total from investment activities	1.19		0.28

Net asset value, end of period	$11.49		$10.30
Total Return	11.55	%***	2.79	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.55	%**	3.31	%**
Expenses, net of management fee waivers and
reimbursements	0.90	%**	0.95	%**
Net investment income (loss)	1.02	%**	0.56	%**
Portfolio turnover rate	56.73	%***	131.67	%***
Net assets, end of period (000’s)	$2,910		$489

*  Inception date
** Annualized
***Not annualized
(1) Per share amounts calculated using the average number of shares outstanding throughout each period.
See Notes to Financial Statements

TOREADOR SELECT FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Investor Class Shares
	Six months ended		Period
	October 31, 2017		February 1, 2017* to
	(unaudited)		April 30, 2017

Net asset value, beginning of period	$10.30		$10.00
Investment activities
Net investment income (loss)(1)	0.04		0.01
Net realized and unrealized gain (loss) on
investments	1.13		0.29

Total from investment activities	1.17		0.30

Net asset value, end of period	$11.47		$10.30
Total Return	11.36	%***	3.00	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.80	%**	3.56	%**
Expenses, net of management fee waivers and
reimbursements	1.15	%**	1.20	%**
Net investment income (loss)	0.77	%**	0.31	%**
Portfolio turnover rate	56.73	%***	131.67	%***
Net assets, end of period (000’s)	$4,117		$3,067

*  Inception date
** Annualized
***Not annualized
(1) Per share amounts calculated using the average number of shares outstanding throughout each period.
See Notes to Financial Statements

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2017 (unaudited)

Note 1-Significant Accounting Policies
The Toreador Core Fund, the Toreador International Fund, the Toreador Explorer Fund, and the Toreador Select Fund (the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Toreador Core Fund was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, the Toreador Core Fund (“Core Fund”) was reorganized from UST into the Trust. On September 15, 2017 the Retail Class shares of the Core Fund were reorganized into Investor Class shares. The Toreador International Fund (“International Fund”), formerly the Third Millennium Russia Fund, was established in June, 1998 as a series of The World Funds, Inc. (“TWF”). Initial outside investors purchased Class A shares of the International Fund on June 29, 1998. However, investment operations of the International Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Institutional Class shares. Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment adviser to the International Fund and to change the International Fund’s investment objective and strategy from a Russia focused fund to an international fund. Effective January 2, 2013, the Class A shares were redesignated as Investor Class shares. On August 15, 2014, the International Fund was reorganized from TWF into the Trust. On January 27, 2015, the Trust’s Board approved that the fiscal year end for the International Fund be set as April 30. On August 28, 2017, all Class C shares of the International Fund were converted into Investor Class shares. The Toreador Explorer Fund (“Explorer Fund”) commenced operations for Institutional shares on June 11, 2015 and on June 30, 2015 for Investor shares. The Toreador Select Fund (“Select Fund”) commenced operations for Institutional shares on February 3, 2017 and February 1, 2017 for Investor shares.
The investment objective of the Funds is to seek long-term capital appreciation.
The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2017 (unaudited) — (Continued)

Security Valuation
The Funds’ securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Funds’ officers in a manner specifically authorized by the Board of Trustees of the Funds. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Funds are aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.
Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.
The Trust has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.
When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2017 (unaudited) — (Continued)

that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2017:
		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Observable
	Prices	Inputs	Inputs	Total
Core Fund
Common Stocks	$154,456,785	$—	$—	$154,456,785
Exchange Traded Funds	7,477,520	—	—	7,477,520
Money Market Fund	495,168	—	—	495,168
	$162,429,473	$—	$—	$162,429,473

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2017 (unaudited) — (Continued)

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Observable
	Prices	Inputs	Inputs	Total
International Fund
Common Stock
Australia	$3,199,371	$—	$—	$3,199,371
Austria	763,664	—	—	763,664
Belgium	877,640	—	—	877,640
Bermuda	776,562	—	—	776,562
Canada	3,667,980	—	—	3,667,980
China	1,552,201	—	—	1,552,201
Finland	939,282	—	—	939,282
France	5,152,728	—	—	5,152,728
Germany	4,790,087	—	—	4,790,087
Great Britain	7,304,619	—	—	7,304,619
Hong Kong	3,087,758	—	—	3,087,758
Ireland	737,188	—	—	737,188
Italy	1,773,857	—	—	1,773,857
Japan	12,218,531	—	—	12,218,531
Luxembourg	899,524	—	—	899,524
Netherlands	2,456,939	—	—	2,456,939
New Zealand	735,454	—	—	735,454
Norway	814,594	—	—	814,594
Spain	1,562,932	—	—	1,562,932
Sweden	1,490,516	—	—	1,490,516
Switzerland	4,017,583	—	—	4,017,583
Total Common Stocks	$58,819,010	$—	$—	$58,819,010
Explorer Fund
Common Stocks	$13,920,439	$—	$—	$13,920,439
Money Market Fund	177,077	—	—	177,077
	$14,097,516	$—	$—	$14,097,516
Select Fund
Common Stocks	$6,895,736	$—	$—	$6,895,736
Exchange Traded Funds	79,717	—	—	79,717
Money Market Fund	57,221	—	—	57,221
	$7,032,674	$—	$—	$7,032,674

Refer to the Funds’ Schedule of Investments for a listing of the securities by type and industry.
There were no transfers into or out of any levels during the six months ended October 31, 2017 for any of the Funds. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the six months ended October 31, 2017.
Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2017 (unaudited) — (Continued)
book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
Cash and Cash Equivalents
Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has reviewed the Funds’ tax positions for each of the open tax years (2014-2016) for Core Fund, International Fund, and Explorer Fund, and since inception for Select or expected to be taken in the Funds’ 2017 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.
Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. There were no such reclassifications for the Funds for the six months ended October 31, 2017.
Class Net Asset Values and Expenses
All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2017 (unaudited) — (Continued)
relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing plans, administrative services plans, and distribution fees are allocated to the particular class to which they are attributable.
The Funds currently offer two classes of shares: Institutional Class and Investor Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing. Income, expenses (other than distribution and service fees, and shareholder servicing), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Funds’ share classes include a redemption fee of 2% on the proceeds of shares redeemed within 60 days of purchase.
Currency Translation
The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The International Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.
Note 2-Investment Advisory and Distribution Agreements and Other Transactions with Affiliates
Pursuant to Investment Advisory Agreements, the Funds’ investment advisor, Toreador Research & Trading, LLC (“TRT”) provides investment services for an annual fee on the average daily net assets of the Funds.

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2017 (unaudited) — (Continued)
TRT received, waived, and reimbursed expenses for the six months ended October 31, 2017 for the Funds as follows:
		Management	Management	Expenses
Fund	Fee	Fee Earned	Fee Waived	Reimbursed
Core	0.90%	$645,867	$222,900	$—
International	1.15%	337,007	—	—
Explorer	1.14%	76,912	66,732	—
Select	0.90%	18,594	18,594	15,392
TRT has entered into a written expense limitation agreement under which it has agreed to limit the total expenses for each Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95%, 1.75%, 0.83%, and 0.75% of the average daily net assets of the Core Fund, International Fund, Explorer Fund and Select Fund, respectively. Prior to October 1, 2017, the Adviser had entered into a written expense limitation agreement with the same exclusions as noted above to an annual rate of 0.95%, 1.75%, 1.14% and 0.95% of the Core, International, Explorer and Select Fund, respectively. Each waiver and/or reimbursement of an expense by TRT is subject to repayment by the respective fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the respective fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense cap may not be terminated prior to August 31, 2019 unless mutually agreed to in writing by the parties.
The total amounts of recoverable reimbursements for the Funds as of October 31, 2017, and expiration dates are as follows:
Recoverable Reimbursements and Expiration Dates
Fund	2018	2019	2020	2021	Total
Core	$391,710	$341,634	$346,289	$222,900	$1,302,533
International	—	—	—	—	—
Explorer	—	78,578	153,916	66,732	299,226
Select	—	—	16,565	33,986	50,551

Each of the Funds has adopted Distribution Plans with respect to Investor Class shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to each of the Distribution Plans, the Funds compensate the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of each Fund’s shares (this compensation is commonly referred to as “12b-1 fees”). The Distribution Plans provide that the Funds will pay the annual rate of

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2017 (unaudited) — (Continued)
up to 0.25% of the average daily net assets of each Fund’s Investor Class Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund’s shares. The 0.25% fee for the Investor Class Shares is a service fee. Because the 12b-1 fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Institutional Class Shares are sold without the imposition of 12b-1 fees.
Each of the Funds has adopted a shareholder service plan with respect to its Investor and Institutional Class Shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.
For the six months ended October 31, 2017, the following expenses were incurred:
Fund	Class	Type of Plan	Fees Incurred
Core	Investor	12b-1	$ 97,220
Core	Investor	Shareholder Service	18,861
Core	Institutional	Shareholder Service	15,945
International	Investor	12b-1	16,100
International	Investor	Shareholder Service	2,867
International	Institutional	Shareholder Service	9,232
Explorer	Investor	12b-1	3,389
Explorer	Investor	Shareholder Service	2,563
Explorer	Institutional	Shareholder Service	10,193
Select	Investor	12b-1	4,213
Select	Investor	Shareholder Service	3,371
Select	Institutional	Shareholder Service	761

First Dominion Capital Corp. (“FDCC”) acts as the Funds’ principal underwriter in the continuous public offering of the Funds’ shares. For the six months ended October 31, 2017, FDCC received no underwriting fees from the sale of the Funds’ shares.

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2017 (unaudited) — (Continued)

Commonwealth Fund Services, Inc. (“CFS”), acts as the Funds’ administrator and as transfer and dividend disbursing agent for Core, International, Explorer and Select, and as accounting agent for Core, Explorer and Select. As administrator, FDCC, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended October 31, 2017, the following fees were earned:
		Transfer
Fund	Administration	Agent	Accounting
Core	$ 38,992	$ 22,281	$ 33,398
International	15,999	10,513	—
Explorer	3,683	4,125	2,895
Select	1,127	2,809	1,705

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.
Note 3-Investments
The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended October 31, 2017 were as follows:

Fund	Purchases	Sales
Core	$ 72,896,595	$ 45,074,733
International	13,293,231	13,625,065
Explorer	5,578,401	4,752,218
Select	5,422,091	2,418,514

Note 4-Distributions to Shareholders and Tax Components of Capital
Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2017 (unaudited) — (Continued)

For the six months ended October 31, 2017, there were no distributions paid. For the year ended April 30, 2017 for the Explorer Fund and the period February 1, 2017 to April 30, 2017 for the Select Fund, there were no distributions paid. The tax character of distributions paid during the year ended April 30, 2017 for Core Fund and International Fund were as follows:
	Core Fund
	Six Months ended
	October 31, 2017	Year ended
	(unaudited)	April 30, 2017
Distributions paid from:
Ordinary income	$—	$1,176,324
Accumulated net realized gain on investments	—	4,727,903
	$—	$5,904,227

	International Fund
	Six Months ended
	October 31, 2017	Year ended
	(unaudited)	April 30, 2017
Distributions paid from:
Ordinary income	$—	$470,512

As of October 31, 2017, the components of distributable earnings on a tax basis were as follows:
	Core	International	Explorer	Select
	Fund	Fund	Fund	Fund
Accumulated net investment
income (loss)	$587,931	$702,019	$(10,769)	$19,195
Accumulated net realized gain (loss)
on investments and foreign
currency transactions	4,648,607	(29,747,743)	313,819	112,319
Net unrealized appreciation
(depreciation) of investments
and foreign currency	36,494,994	5,354,696	2,201,866	375,712
	$41,731,532	$(23,691,028)	$2,504,916	$507,226

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.
As of April 30, 2017, the International Fund and Explorer Fund have a capital loss carry forward of $30,301,738 and $23,329, respectively, available to offset future capital gains, if any. To the extent that this carry forward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2017 (unaudited) — (Continued)

to shareholders. $20,909,458 of the International carryforward will expire in 2018. $9,392,280 and $23,329 for International Fund and Explorer Fund, respectively, may be carried forward indefinitely of which $3,864,748 is considered short-term and $5,527,532 is considered long-term for International Fund and $23,329 retains the character of short-term capital loss for Explorer Fund.
Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:
				Total
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Core	$125,934,478	$41,474,877	$(4,979,883)	$36,494,994
International	53,462,573	9,600,399	(4,243,962)	5,356,437
Explorer	11,895,650	2,640,246	(438,380)	2,201,866
Select	6,656,962	498,493	(122,781)	375,712

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to tax deferral losses on wash sales.
Note 5 – Capital Stock Transactions
Shares of beneficial interest transactions for the Funds were:
	Core Fund
	Six Months ended October 31, 2017 (unaudited)
	Institutional Class Shares	Investor Class Shares(1)
Shares sold	820,979	1,978,623
Shares reinvested	—	—
Shares redeemed	(537,723)	(726,746)
Net increase (decrease)	283,256	1,251,877

(1)	Effective September 15, 2017, Retail Class Shares of the Core Fund were reorganized into Investor Class Shares.

	Core Fund
	Year ended April 30, 2017
	Institutional Class Shares	Retail Class Shares
Shares sold	523,474	1,471,492
Shares reinvested	144,704	139,285
Shares redeemed	(2,029,598)	(2,187,371)
Net increase (decrease)	(1,361,420)	(576,594)

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2017 (unaudited) — (Continued)

	International Fund
	Six Months ended October 31, 2017 (unaudited)
	Investor	C Class	Institutional
	Class Shares	Shares	Class Shares
Shares sold	94,327	277	118,047
Shares reinvested	—	—	—
Shares redeemed	(101,214)	(19,330)	(133,604)
Net increase (decrease)	(6,887)	(19,053)	(15,557)
	International Fund
		Year ended April 30, 2017
	Investor	C Class	Institutional
	Class Shares	Shares(1)	Class Shares
Shares sold	199,711	1,050	438,759
Shares reinvested	2,899	—	6,468
Shares redeemed	(634,138)	(3,688)	(830,891)
Net increase (decrease)	(431,528)	(2,638)	(385,664)

(1)	On August 28, 2017, all C Class shares of the International Fund were converted into Investor Class Shares.

	Explorer Fund
	Six Months ended October 31, 2017 (unaudited)
	Institutional Class Shares	Investor Class Shares
Shares sold	220,002	16,933
Shares reinvested	—	—
Shares redeemed	(80,464)	(59,105)
Net increase (decrease)	139,538	(42,172)
	Explorer Fund
	Year ended April 30, 2017
	Institutional Class Shares	Investor Class Shares
Shares sold	125,796	80,493
Shares reinvested	—	—
Shares redeemed	(55,502)	(93,346)
Net increase (decrease)	70,294	(12,853)
	Select Fund
	Six Months ended October 31, 2017 (unaudited)
	Institutional Class Shares	Investor Class Shares
Shares sold	210,784	109,353
Shares reinvested	—	—
Shares redeemed	(5,111)	(48,375)
Net increase (decrease)	205,673	60,978

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2017 (unaudited) — (Continued))

	Select Fund
	Period ended April 30, 2017*
	Institutional Class Shares	Investor Class Shares
Shares sold	47,460	303,269
Shares reinvested	—	—
Shares redeemed	—	(5,377)
Net increase (decrease)	47,460	297,892

*	Inception date for the Institutional Class and Investor Class for Select Fund were February 3, 2017 and February 1, 2017, respectively.
Note 6– Special Meeting of Shareholders
A Special Meeting of the Shareholders of the Toreador Funds (including Toreador Core Fund, Toreador International Fund and Toreador Explorer Fund), each a portfolio series of WFT, was held on the dates noted below for the purpose of considering the approval of (i) revisions to the Toreador Funds’ fundamental investment restrictions; (ii) a new investment advisory agreement for the Toreador Funds; and (iii) the reorganization of the Retail Class Shares of the Toreador Core Fund into a newly created Investor Class Shares imposing a Rule 12b-1 fee. These proposals were designed, in part, to modernize and streamline the Toreador Funds’ operations and to harmonize the advisory agreements and investment restrictions of all the Toreador Family of Funds (which includes the Toreador Funds as well as another series portfolio the Toreador Select Fund). Each Toreador Fund that is the subject of this proxy was organized by different registrants, at different times and through different service providers. As a result, each of these Toreador Fund’s class structures, fundamental policies and contractual arrangements vary across the fund complex. While the Toreador Funds have operated adequately in spite of these differences, the Board of Trustees of the Trust believes, after discussions with TRT, the investment adviser to the Toreador Funds and Trust management, that the Toreador Funds would benefit if initiatives were undertaken to provide uniformity amongst the Funds. The results of the proxy follow:

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2017 (unaudited) — (Continued)

Toreador Core Fund
On September 12, 2017, a special meeting of the shareholders of the Toreador Core Fund (the “Fund”) was held for the purpose of considering the approval of the proposals which are as follows:
1.	Approval of Revisions to Fundamental Investment Restrictions:
1A.1	Borrowing Money
1A.2	Senior Securities
1A.3	Underwriting
1A.4	Real Estate
1A.5	Commodities
1A.6	Loans
1A.7	Concentration
1A.8	Diversification
2.	Approval of a New Investment Advisory Agreement
3.	NOTE: Proposal 3 is only for the Retail Class Shareholders of the Toreador Core Fund. Approval of a
Reorganization of the Retail Class Shares into a Newly Created Investor Class Shares Imposing a
Rule 12b-1 fee (Retail Class to vote only)

All proposals were approved by the shareholders of the Fund and were effective based on the following results:
Total outstanding shares	8,834,345
Retail Class outstanding shares	5,707,420
Total shares voted:	4,756,165
Retail Class shares voted	2,529,508

Proposal	Voted for	Voted against	Abstained:
1.
1A.1	5,238,283	101,330	359,007
1A.2	5,253,021	90,472	355,128
1A.3	5,244,846	98,569	355,206
1A.4	5,251,848	95,324	351,449
1A.5	5,245,403	100,972	352,246
1A.6	5,243,276	104,642	350,704
1A.7	5,250,471	90,578	357,572
1A.8	5,256,408	89,508	352,705
2.	5,265,100	91,686	341,835
3.	2,070,306	256,932	202,270

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2017 (unaudited) — (Continued)

Toreador International Fund
On August 15, 2017, a special meeting of the shareholders of the Toreador International Fund (the “Fund”) was held for the purpose of considering the approval of the proposals which are as follows:
1	Approval of Revisions to Fundamental Investment Restrictions:
1B.1	Borrowing Money
1B.2	Senior Securities
1B.3	Underwriting
1B.4	Real Estate
1B.5	Commodities
1B.6	Loans
1B.7	Concentration
1B.8	10% Ownership of Securities of Another Issuer
1B.9	Investments in Other Investment Companies
1B.10	Oil, Gas and Mineral Investments
1B.11	Joint and Several Trading Accounts
1B.12	Investing for Control
1B.13	Purchasing Securities on Margin
1B.14	Short Sales
2.	Approval of a New Investment Advisory Agreement

All proposals were approved by the shareholders of the Fund and were effective based on the following results:
Total outstanding shares	3,123,339
Total shares voted:	2,430,542

Proposal	Voted for	Voted against	Abstained:
1:
1B.1	2,391,451	38,171	920
1B.2	2,427,649	1,972	920
1B.3	2,427,840	1,782	920
1B.4	2,424,840	1,782	920
1B.5	2,427,868	1,754	920
1B.6	2,391,451	38,171	920
1B.7	2,427,868	1,754	920
1B.8	2,391,479	38,143	920
1B.9	2,427,868	1,754	920
1B.10	2,391,404	38,218	920
1B.11	2,391,404	38,218	920
1B.12	2,391,432	38,190	920
1B.13	2,391,404	38,365	773
1B.14	2,391,432	38,190	920
2.	2,427,967	1,801	773

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2017 (unaudited) — (Continued)

Toreador Explorer Fund
On September 5, 2017, a special meeting of the shareholders of the Toreador Explorer Fund (the “Fund”) was held for the purpose of considering the approval of the proposals which are as follows:
1.	Approval of Revisions to Fundamental Investment Restrictions:
1C.1	Concentration
2.	Approval of a New Investment Advisory Agreement

All proposals were approved by the shareholders of the Fund and were effective based on the following results:
Total outstanding shares	1,239,955
Total shares voted:	639,216

Proposal	Voted for	Voted against	Abstained:
1:
1C.1	636,205	2,047	964
2.	636,205	2,047	964

Note 7 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

Supplemental Information World Funds Trust (The “Trust”)
October 31, 2017 (unaudited)
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TOREADOR FUNDS
Fund Expenses (unaudited)
Fund Expenses Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 60 days of purchase of Retail Class, Institutional Class, and Investor Class shares for Core Fund, Explorer Fund, and Select Fund, and within 90 days of purchase of Institutional and Investor Class shares for International Fund; and (2) ongoing costs, including management fees, administrative services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Toreador Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2017 and held for the six months ended October 31, 2017.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

TOREADOR FUNDS
Fund Expenses (unaudited) (Continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During
	Value	Value	Expense	Period Ended*
	5/1/17	10/31/17	Ratio	10/31/17
Core Fund
Institutional Class Actual	$1,000.00	$1,188.50	0.95%	$ 5.24
Institutional Class Hypothetical**	$1,000.00	$1,020.25	0.95%	$ 4.84
Investor Class Actual	$1,000.00	$1,187.80	1.20%	$ 6.62
Investor Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$ 6.11
International Fund
Institutional Class Actual	$1,000.00	$1,119.00	1.70%	$ 9.08
Institutional Class Hypothetical**	$1,000.00	$1,016.50	1.70%	$ 8.64
Investor Class Actual	$1,000.00	$1,117.20	1.95%	$10.41
Investor Class Hypothetical**	$1,000.00	$1,015.25	1.95%	$ 9.91
Explorer Fund
Institutional Class Actual	$1,000.00	$1,098.97	1.09%	$ 5.77
Institutional Class Hypothetical**	$1,000.00	$1,019.55	1.09%	$ 5.55
Investor Class Actual	$1,000.00	$1,097.47	1.34%	$ 7.08
Investor Class Hypothetical**	$1,000.00	$1,018.30	1.34%	$ 6.82
Select Fund
Institutional Class Actual	$1,000.00	$1,115.53	0.90%	$ 4.80
Institutional Class Hypothetical**	$1,000.00	$1,020.50	0.90%	$ 4.58
Investor Class Actual	$1,000.00	$1,113.59	1.15%	$ 6.13
Investor Class Hypothetical**	$1,000.00	$1,019.25	1.15%	$ 5.85

*
Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

**	5% return before expenses.

TOREADOR FUNDS
Important Disclosure Statements
The Funds’ prospectus contains important information about each Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in a Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.
Stated performance in the Funds was achieved at some or all points during the period by Toreador Research and Trading (“TRT”), the investment advisor to the Funds. TRT waived or reimbursed part of the Funds’ total expenses. Had TRT not waived or reimbursed expenses of the Funds, the Funds’ performance would have been lower.
Information provided with respect to each Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2017 and are subject to change at any time.

Investment Advisor:
   Toreador Research & Trading, LLC
   422 Fleming Street, Suite 7
   Key West, Florida 33040
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103
Transfer Agent, Fund Administration and Fund Accounting:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group ™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. at (800) 673-0550 Toll Free.

ITEM 2.                    CODE OF ETHICS
Not applicable when filing a semi-annual report to shareholders.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of  this Form N-CSR.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                      EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: January 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: January 12, 2018

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date: January 12, 2018

* Print the name and title of each signing officer under his or her signature.